ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions		3 Months Ended				6 Months Ended
	Jun. 13, 2022	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		$ 28,312		$ 26,975		$ 25,554		$ 26,391
Other comprehensive income (loss)		544		(850)		524		(94)
Other items				0	[1]	0	[2]	0	[3],[4],[5]
Balance as		28,623		26,039		28,623		26,039
Increase (decrease) in accumulated deferred tax recognised in other comprehensive income due to change in tax rate	$ 142
North American container terminal operation
Disclosure of analysis of other comprehensive income by item [line items]
Disposal of ownership interest, percentage	19.00%
Reclassification adjustments on exchange differences on translation, net of tax	$ 142
Proportion of ownership interest in joint venture	49.00%
Non-controlling Interest - Exchange LP Units, equity
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		68	[6]	81	[7]	72		85
Other comprehensive income (loss)		1	[6]	(3)	[7]	1
Other items		(2)	[6],[8]			(3)	[2]
Balance as		68	[6]	75	[7]	68	[6]	75	[7]
Non-controlling Interest - Exchange LP Units, equity | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						6		4
Other comprehensive income (loss)						1		0
Balance as		7		4		7		4
Non-controlling Interest - Exchange LP Units, equity | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						11		10
Other comprehensive income (loss)						0		0
Balance as		11		10		11		10
Non-controlling Interest - Exchange LP Units, equity | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						(28)		(24)
Other comprehensive income (loss)						2		(2)
Balance as		(26)		(26)		(26)		(26)
Non-controlling Interest - Exchange LP Units, equity | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						2		1
Other comprehensive income (loss)						0		0
Balance as		2		1		2		1
Non-controlling Interest - Exchange LP Units, equity | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						1		1
Other comprehensive income (loss)						0		0
Balance as		1		1		1		1
Non-controlling Interest - Exchange LP Units, equity | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						1		1
Other comprehensive income (loss)						0		0
Balance as		1		1		1		1
Non-controlling Interest - Exchange LP Units, equity | Unrealized actuarial losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						0		0
Other comprehensive income (loss)						0		0
Balance as		0		0		0		0
Non-controlling Interest - Exchange LP Units, equity | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						19		15
Other comprehensive income (loss)						(1)		2
Balance as		18		17		18		17
Redeemable Partnership Units held by Brookfield
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		2,149		2,420		2,263		2,408
Other comprehensive income (loss)		48		(93)		23		(1)
Balance as		2,195		2,282		2,195		2,282
Redeemable Partnership Units held by Brookfield | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						210		137
Other comprehensive income (loss)						23		(1)
Other items						(8)		(36)
Balance as		225		100		225		100
Redeemable Partnership Units held by Brookfield | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						326		283
Other comprehensive income (loss)						0		6
Other items						0		0
Balance as		326		289		326		289
Redeemable Partnership Units held by Brookfield | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						(726)		(616)
Other comprehensive income (loss)						64		(80)
Other items						0		0
Balance as		(662)		(696)		(662)		(696)
Redeemable Partnership Units held by Brookfield | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						49		12
Other comprehensive income (loss)						(3)		15
Other items						0		0
Balance as		46		27		46		27
Redeemable Partnership Units held by Brookfield | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						36		24
Other comprehensive income (loss)						(1)		20
Other items						0		0
Balance as		35		44		35		44
Redeemable Partnership Units held by Brookfield | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						53		53
Other comprehensive income (loss)						0		0
Other items						0		0
Balance as		53		53		53		53
Redeemable Partnership Units held by Brookfield | Unrealized actuarial losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						(1)		(6)
Other comprehensive income (loss)						0		0
Other items						0		0
Balance as		(1)		(6)		(1)		(6)
Redeemable Partnership Units held by Brookfield | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						473		387
Other comprehensive income (loss)						(37)		38
Other items						(8)		(36)
Balance as		428		389		428		389
Limited partners’ capital
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		5,112		5,741		5,372		5,702
Other comprehensive income (loss)		113		(223)		55		(6)
Other items		1	[8]	1	[1]	2	[2]	3	[3],[4],[5]
Balance as		5,229		5,419		5,229		5,419
Limited partners’ capital | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		423	[9]	540	[10]	481	[11]	323	[3]
Other comprehensive income (loss)		113	[9]	(223)	[10]	55	[11]	(6)	[3]
Other items		(18)	[8],[9]	(86)	[1],[10]	(18)	[2],[11]	(86)	[3],[4],[5]
Balance as		518	[11]	231	[3],[10]	518	[11]	231	[3],[10]
Limited partners’ capital | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						774		673
Other comprehensive income (loss)						(1)		13
Other items						0		0
Balance as		773		686		773		686
Limited partners’ capital | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						(1,741)		(1,463)
Other comprehensive income (loss)						153		(195)
Other items						0		0
Balance as		(1,588)		(1,658)		(1,588)		(1,658)
Limited partners’ capital | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						115		27
Other comprehensive income (loss)						(5)		37
Other items						0		0
Balance as		110		64		110		64
Limited partners’ capital | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						87		56
Other comprehensive income (loss)						(2)		49
Other items						0		0
Balance as		85		105		85		105
Limited partners’ capital | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						125		125
Other comprehensive income (loss)						0		0
Other items						0		0
Balance as		125		125		125		125
Limited partners’ capital | Unrealized actuarial losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						3		(10)
Other comprehensive income (loss)						0		4
Other items						0		0
Balance as		3		(6)		3		(6)
Limited partners’ capital | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						1,118		915
Other comprehensive income (loss)						(90)		86
Other items						(18)		(86)
Balance as		1,010		915		1,010		915
Non-controlling interest – BIPC exchangeable shares
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		1,225		1,381		1,289		1,369
Other comprehensive income (loss)		27		(52)		13		0
Other items		1	[8]	(1)	[1]	1	[2]
Balance as		1,254		1,303		1,254		1,303
Non-controlling interest – BIPC exchangeable shares | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						118		77
Other comprehensive income (loss)						13		0
Other items						(4)		(20)
Balance as		127		57		127		57
Non-controlling interest – BIPC exchangeable shares | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						186		161
Other comprehensive income (loss)						0		4
Other items						0		0
Balance as		186		165		186		165
Non-controlling interest – BIPC exchangeable shares | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						(415)		(351)
Other comprehensive income (loss)						37		(46)
Other items						0		0
Balance as		(378)		(397)		(378)		(397)
Non-controlling interest – BIPC exchangeable shares | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						28		7
Other comprehensive income (loss)						(1)		9
Other items						0		0
Balance as		27		16		27		16
Non-controlling interest – BIPC exchangeable shares | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						20		13
Other comprehensive income (loss)						(1)		12
Other items						0		0
Balance as		19		25		19		25
Non-controlling interest – BIPC exchangeable shares | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						30		30
Other comprehensive income (loss)						0		0
Other items						0		0
Balance as		30		30		30		30
Non-controlling interest – BIPC exchangeable shares | Unrealized actuarial losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						1		(2)
Other comprehensive income (loss)						0		0
Other items						0		0
Balance as		1		(2)		1		(2)
Non-controlling interest – BIPC exchangeable shares | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						268		219
Other comprehensive income (loss)						(22)		21
Other items						(4)		(20)
Balance as		242		220		242		220
General partner
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		25		31		27		31
Other comprehensive income (loss)		1		(1)		1
Balance as		26		29		26		29
General partner | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						2		2
Other comprehensive income (loss)						1		0
Balance as		3		2		3		2
General partner | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						4		4
Other comprehensive income (loss)						0		0
Balance as		4		4		4		4
General partner | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						(9)		(8)
Other comprehensive income (loss)						2		(1)
Balance as		(7)		(9)		(7)		(9)
General partner | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						0		0
Other comprehensive income (loss)						0		0
Balance as		0		0		0		0
General partner | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						0		0
Other comprehensive income (loss)						0		0
Balance as		0		0		0		0
General partner | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						1		1
Other comprehensive income (loss)						0		0
Balance as		1		1		1		1
General partner | Unrealized actuarial losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						0		0
Other comprehensive income (loss)						0		0
Balance as		0		0		0		0
General partner | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						6		5
Other comprehensive income (loss)						(1)		1
Balance as		$ 5		$ 6		$ 5		$ 6

[1]	Refer to Note 15, Partnership Capital.
[2]	Refer to Note 15, Partnership Capital.
[3]	Refer to Note 17, Accumulated Other Comprehensive Income (Loss).
[4]	Refer to Note 4, Disposition of Businesses.
[5]	Refer to Note 5, Acquisition of Businesses.
[6]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[7]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[8]	Refer to Note 15, Partnership Capital.
[9]	Refer to Note 17, Accumulated Other Comprehensive Income (Loss).
[10]	Refer to Note 17, Accumulated Other Comprehensive Income (Loss)
[11]	Refer to Note 17, Accumulated Other Comprehensive Income (Loss).